Long-term debt - Principal on long-term debt outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 44,660
2021	123,557
2022	25,597
2023	25,597
2024	25,597
2025 and thereafter	221,116
Total	$ 466,124	$ 440,244